Income Taxes - Reconciliation Of Calculated Income Tax Expense Based on the Statutory Rate to Actual Amount of Taxes Recorded (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax expense	₩ 9,389,809	₩ 1,972,764	₩ 3,126,534
Income tax expense computed at statutory rate	2,572,702	533,875	847,017
Adjustments:
Tax credits	(313,205)	(90,093)	(39,709)
Refund of taxes for prior years	(42,667)	(14,362)	(35,389)
Tax effect from tax audit	5,635	11,796	14,775
Investment in subsidiaries, associates and joint ventures	(111,938)	147,874	317,977
Tax effects due to permanent differences	17,811	2,591	(5,588)
Others(*1)	85,489	(367,409)	(10,714)
Adjustments	(358,875)	(309,603)	241,352
Income tax expense	₩ 2,213,827	₩ 224,272	₩ 1,088,369
Effective tax rate	23.58%	11.37%	34.81%